Balances and transactions with related parties: (Details 2) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Key management personnel compensation, short-term employee benefits	$ 84,642	$ 40,062	$ 34,693
Key management personnel of entity or parent [member]
Key management personnel compensation,fees	$ 4,974	$ 4,766	$ 5,975